Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2020 and 2019, respectively:

(dollars in thousands)	December 31, 2020
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(386)	(1,295)	(1,681)
Amortization of net actuarial gain	-	708	708
Amortization of prior service credit	-	196	196
Total	$(386)	(391)	(777)

	December 31, 2019
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(3,275)	(2,692)	(5,967)
Amortization of net actuarial (loss) gain	(59)	333	274
Amortization of prior service credit	-	197	197
Total	(3,334)	(2,162)	(5,496)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2020	2019	2020	2019
Debt Securities	23%	33	24	34
Equity Securities	68	63	66	63
Other	9	4	10	3
Total	100%	100	100	100

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2020 and 2019, by asset category, is as follows:

		Fair Value Measurements at December 31, 2020 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$4,809	4,809	-	-
Equity mutual funds	38,352	38,352	-	-
U.S. government sponsored enterprises	4,983	-	4,983	-
Corporate bonds	7,427	-	7,427	-
Fixed income mutual funds	666	666	-	-

Total Plan Assets	$56,237	43,827	12,410	-

		Fair Value Measurements at December 31, 2020 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,887	2,887	-	-
Equity mutual funds	19,304	19,304	-	-
U.S. government sponsored enterprises	3,607	-	3,607	-
Corporate bonds	3,328	-	3,328	-

Total Plan Assets	$29,126	22,191	6,935	-

		Fair Value Measurements at December 31, 2019 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$2,165	2,165	-	-
Equity mutual funds	32,411	32,411	-	-
U.S. government sponsored enterprises	4,434	-	4,434	-
Corporate bonds	11,646	-	11,646	-
Fixed income mutual funds	608	608	-	-

Total Plan Assets	$51,264	35,184	16,080	-

		Fair Value Measurements at December 31, 2019 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$677	677	-	-
Equity mutual funds	16,794	16,794	-	-
U.S. government sponsored enterprises	2,560	-	2,560	-
Corporate bonds	6,327	-	6,327	-

Total Plan Assets	$26,358	17,471	8,887	-

Summary of the Status of Stock Option Plans
Under the 2019 Equity Incentive Plan, the exercise price of each option shall not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten percent shareholder the option price shall not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2020 and changes during the year then ended, are as follows:

	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2020	519,091	$6.67
New options awarded - 2020	-	-
Expired options - 2020	-	-
Options forfeited - 2020	-	-
Exercised options - 2020	-	-
Balance, December 31, 2020	519,091	$6.67	3.5 Years

	Exercisable Options

Balance, December 31, 2020	519,091	$6.67	3.5 Years

Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2019	244,273
New awards granted	222,155
Forfeited awards	(7,527)
Awards settled	(112,580)
Balance, December 31, 2020	346,321

Performance Share Units	Performance share units
Outstanding Units
Balance, December 31, 2019	478,551
New awards granted	234,142
Forfeited awards	(952)
Awards settled	(120,143)
Balance, December 31, 2020	591,598

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2020 and 2019:

Change in Projected Benefit Obligation:

	December 31,
(dollars in thousands)	2020	2019

Projected benefit obligation at beginning of year	$30,824	28,518
Service cost	37	42
Interest cost	1,076	1,244
Benefit payments and expected expenses	(1,956)	(1,798)
Net actuarial loss	3,523	2,818
Projected benefit obligation at end of year	$33,504	30,824

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2020	2019

Fair Value of plan assets at beginning of year	$51,264	44,157
Actual gain on plan assets	6,953	8,902
Benefit payments and actual expenses	(1,980)	(1,795)
Fair value of plan assets at end of year	56,237	51,264

Funded status at end of year	$22,733	20,440

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2020	2019
Net actuarial loss	$1,401	1,787

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

	For the years ended December 31,
(dollars in thousands)	2020	2019	2018

Service cost	$37	42	34
Interest cost	1,076	1,244	1,197
Expected return on plan assets	(3,020)	(2,811)	(3,012)
Amortization of net loss	-	59	-
Net periodic pension credit	(1,907)	(1,466)	(1,781)

Amortization of net loss	-	(59)	-
Net actuarial (gain) loss included in other comprehensive income (loss)	(386)	(3,275)	2,149
Total recognized in other comprehensive income (loss)	(386)	(3,334)	2,149

Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	$(2,293)	(4,800)	368

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2021	$1,850
2022	1,830
2023	1,815
2024	1,821
2025	1,814
2026 - 2030	9,101

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2020	2019	2018
Discount rate	2.65%	3.56	4.53

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2020	2019	2018
Discount rate	3.56%	4.53	3.93
Expected long-term rate of return on assets	6.00	6.50	6.50

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)
	December 31,
	2020	2019
Accumulated benefit obligation at beginning of year	$6,134	5,400
Service cost	73	65
Interest cost	203	239
Benefits paid	(116)	(173)
Net actuarial loss	315	603
Accumulated benefit obligation at end of year	$6,609	6,134

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)
	December 31,
	2020	2019
Fair value of plan assets at beginning of year	$26,358	22,091
Actual gain on plan assets	2,793	4,285
Company contributions	91	155
Benefits paid	(116)	(173)
Fair value of plan assets at end of year	29,126	26,358

Funded status at end of year	$22,517	20,224

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):

(dollars in thousands)	December 31,
	2020	2019	2018
Service cost	$73	65	53
Interest cost	203	239	202
Expected return on plan assets	(1,183)	(990)	(1,028)
Amortization of net actuarial gain	(708)	(333)	(556)
Amortization of prior service credit	(196)	(197)	(100)
Net periodic benefit credit	(1,811)	(1,216)	(1,429)

Net (gain) loss	(1,295)	(2,692)	830
Amortization of prior service credit	196	197	100
Prior service cost	-	-	705
Amortization of net gain	708	333	556
Total amount recognized in other comprehensive income (loss)	(391)	(2,162)	2,191

Total amount recognized in net periodic benefit cost and other comprehensive income (loss)	$(2,202)	(3,378)	762

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2021	$121
2022	133
2023	146
2024	160
2025	181
2026 - 2030	1,257

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2020	2019	2018
Discount rate	2.65%	3.56	4.53

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2020	2019	2018
Discount rate	3.56%	4.53	3.93
Expected long-term rate of return on assets, net of tax	4.50	4.50	4.50